Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 680,000.00
Previously Paid Amount	0.00
Total Fee Amount	93.91
Total Offset Amount	0.00
Net Fee	93.91
Narrative - Max Aggregate Offering Price	$ 680,000.00
Final Prospectus	true